Revenue from customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from customers
Revenue from customers	$ 268	$ 163
Consulting fees
Revenue from customers
Revenue from customers	170	140
Margin fees
Revenue from customers
Revenue from customers	$ 98	$ 23